[LETTERHEAD OF PAUL HASTINGS LLP]

November 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:          Morgan Stanley Global Investment Solutions — International Uncommon Values Trust, 2015 Series

Amendment No. 1 to the Registration Statement on Form S-6

File No. 333-207358

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, depositor, sponsor and principal underwriter of Morgan Stanley Global Investment Solutions — International Uncommon Values Trust, 2015 Series (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “Act”) Amendment No. 1 to the Registration Statement on Form S-6 (“Amendment No. 1”) which has been blacklined to reflect changes from the Registration Statement on Form S-6, which was filed with the Securities and Exchange Commission (the “Commission”) on October 9, 2015 (accession number 0001104659-15-070118).

In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum identifying changes from materials previously submitted is also submitted herewith. Comments received from the staff in a letter dated November 6, 2015, have also been addressed in Amendment No. 1. Additional changes in the Prospectus reflect certain corrections and minor alterations, the completion of various financial statements with information based on the securities deposited in the underlying portfolio comprising the Trust, together with a list of the deposited securities comprising the portfolio in the Trust, the Statement of Condition and the Report of Independent Registered Public Accounting Firm.  An effort has been made not only to indicate the changes by blacklining them but also to list them in the memorandum setting forth the changes.

The staff of the Commission has also requested that the Trust represent in writing that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter).  These representations have been made under separate cover and have been filed along with Amendment No. 1.

The trust agreement was entered into today and Securities (as defined in the Trust Indenture) have been deposited with the trustee.  In connection therewith, the trustee has provided, in the name of Morgan Stanley Smith Barney LLC, documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of Amendment No. 1.

Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Amendment No. 1 so that it may become effective as early as practicable on Tuesday, November 17, 2015. A request for acceleration has been filed along with Amendment No. 1.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission.  If you have any questions regarding the foregoing, please do not hesitate to contact Bill Belitsky at (212) 318-6097, or Gary D. Rawitz at (212) 318-6877.

Very truly yours,

/s/ PAUL HASTINGS LLP

PAUL HASTINGS LLP